Eaton Vance

Government Opportunities Fund

July 31, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Collateralized Mortgage Obligations — 57.2%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 30, Class I, 7.50%, 4/25/24	$26	$28,354
Series 1822, Class Z, 6.90%, 3/15/26	194	216,258
Series 1829, Class ZB, 6.50%, 3/15/26	42	45,407
Series 1896, Class Z, 6.00%, 9/15/26	76	82,908
Series 2075, Class PH, 6.50%, 8/15/28	46	52,772
Series 2091, Class ZC, 6.00%, 11/15/28	154	171,263
Series 2102, Class Z, 6.00%, 12/15/28	41	47,224
Series 2115, Class K, 6.00%, 1/15/29	362	401,238
Series 2142, Class Z, 6.50%, 4/15/29	101	115,816
Series 4039, Class ME, 2.00%, 12/15/40	349	353,904
Series 4107, Class SA, 2.474%, (2.57% - 1 mo. USD LIBOR x 0.57), 9/15/42(1)	1,646	1,594,701
Series 4107, Class SB, 2.474%, (2.57% - 1 mo. USD LIBOR x 0.57), 9/15/42(1)	818	792,770
Series 4107, Class SC, 2.474%, (2.57% - 1 mo. USD LIBOR x 0.57), 9/15/42(1)	1,962	1,901,062
Series 4107, Class SD, 2.474%, (2.57% - 1 mo. USD LIBOR x 0.57), 9/15/42(1)	1,466	1,420,009
Series 4204, Class AF, 1.171%, (1 mo. USD LIBOR + 1.00%), 5/15/43(2)	2,855	2,834,984
Series 4212, Class NS, 5.19%, (5.40% - 1 mo. USD LIBOR x 1.20), 6/15/43(1)	1,789	1,814,668
Series 4250, Class ZA, 4.50%, 9/15/43	632	634,619
Series 4259, Class UE, 2.50%, 5/15/43	1,658	1,720,850
Series 4337, Class YT, 3.50%, 4/15/49	3,807	3,816,546
Series 4385, Class SC, 8.934%, (9.33% - 1 mo. USD LIBOR x 2.33), 9/15/44(1)	24	23,870
Series 4407, Class LN, 8.922%, (9.32% - 1 mo. USD LIBOR x 2.33), 12/15/43(1)	60	59,798
Series 4584, Class PM, 3.00%, 5/15/46	1,436	1,475,934
Series 4602, Class ZM, 3.00%, 11/15/45	241	241,022
Series 4623, Class SK, 3.449%, (3.57% - 1 mo. USD LIBOR x 0.71), 10/15/46(1)	981	987,223
Series 4631, Class KQ, 5.658%, (6.00% - 1 mo. USD LIBOR x 2.00), 10/15/46(1)	499	506,959
Series 4637, Class SK, 4.695%, (4.98% - 1 mo. USD LIBOR x 1.66), 4/15/44(1)	351	355,863
Series 4639, Class KF, 1.471%, (1 mo. USD LIBOR + 1.30%), 12/15/44(2)	5,134	5,133,907
Series 4754, Class FJ, 1.171%, (1 mo. USD LIBOR + 1.00%), 4/15/44(2)	5,856	5,807,630
Series 4776, Class C, 4.50%, 3/15/43	1,327	1,340,713
Series 4845, Class EA, 4.50%, 6/15/43	486	489,161
Series 4846, Class EA, 4.50%, 8/15/43	406	410,028
Series 4858, Class LA, 4.50%, 8/15/43	237	237,257
Series 4859, Class GA, 4.50%, 10/15/43	939	946,674
Series 4908, Class ZB, 4.00%, 8/25/49	514	513,555
Series 4922, Class Z, 3.50%, 10/25/49	199	198,860
Series 4922, Class ZA, 3.50%, 8/25/49	494	494,360
Series 4924, Class AZ, 3.50%, 10/25/49	170	169,552
Series 4924, Class BZ, 3.50%, 10/25/49	860	859,330
Series 4924, Class KZ, 3.50%, 10/25/49	95	94,971
Series 4924, Class LZ, 3.50%, 10/25/49	330	329,745
Series 4924, Class MZ, 3.50%, 10/25/49	348	348,450
Series 4924, Class PZ, 3.50%, 10/25/49	131	130,494
Series 4926, Class ZQ, 3.50%, 9/25/49	374	374,709

Security	Principal Amount (000’s omitted)		Value
Series 4927, Class ZQ, 3.50%, 9/25/49	$1,490		$1,494,196
Series 4938, Class KZ, 2.50%, 12/25/49	600		623,282
Series 4940, Class ZC, 3.50%, 1/25/50	2		1,602
Series 4941, Class ZU, 3.50%, 8/25/49	49		48,503
Series 4943, Class JZ, 3.00%, 9/25/49	331		330,624
Series 4954, Class ZL, 3.50%, 2/25/50	1,389		1,389,343
Series 4960, Class ZA, 3.50%, 10/25/49	535		534,993
Series 4967, Class D, 2.50%, 5/25/50	68		68,338
Series 4980, Class UZ, 3.00%, 6/25/50	961		962,081
Series 4980, Class ZP, 2.50%, 7/25/49	2,591		2,598,298
Series 4990, Class TZ, 2.50%, 7/25/50	2,004		2,022,798
Series 4992, Class KZ, 2.75%, 7/25/50	982		986,049
Series 4999, Class C, 2.00%, 6/25/50	1,500		1,503,894
Series 5000, Class ZP, 3.00%, 7/25/50	2,000		2,020,320
Series 5003, Class AZ, 2.50%, 8/25/50	2,000		2,015,976
Series 5003, Class BZ, 2.50%, 8/25/50	2,000		2,009,722
Series 5003, Class PZ, 2.50%, 8/25/50	1,000		1,007,707
Interest Only:(3)
Series 362, Class C12, 4.00%, 12/15/47	4,968		652,357
Series 4676, Class DI, 4.00%, 7/15/44	3,047		78,034
Series 4693, Class EI, 3.50%, 8/15/42	5,025		84,917
Series 4700, Class WI, 3.50%, 1/15/44	2,171		34,257
Series 4749, Class IL, 4.00%, 12/15/47	2,849		250,875
Series 4756, Class KI, 4.00%, 1/15/48	3,209		276,579
Series 4767, Class IM, 4.00%, 5/15/45	2,459		61,114
Series 4768, Class IO, 4.00%, 3/15/48	2,294		210,331
Series 4772, Class PI, 4.00%, 1/15/48	3,401		303,054
Series 4791, Class JI, 4.00%, 5/15/48	5,504		445,999
Series 4966, Class SY, 5.875%, (6.05% - 1 mo. USD LIBOR), 4/25/50(1)	5,915		873,599
Principal Only:(4)
Series 246, Class PO, 0.00%, 5/15/37	2,424		2,408,091
Series 3435, Class PO, 0.00%, 4/15/38	2,299		2,187,745
Series 4239, Class OU, 0.00%, 7/15/43	964		914,375

			$67,974,471

Federal National Mortgage Association:
Series G-8, Class E, 9.00%, 4/25/21	$0	(5)	$185
Series G92-44, Class ZQ, 8.00%, 7/25/22	0	(5)	258
Series 1993-16, Class Z, 7.50%, 2/25/23	29		30,514
Series 1993-39, Class Z, 7.50%, 4/25/23	88		94,499
Series 1993-45, Class Z, 7.00%, 4/25/23	86		92,099
Series 1993-149, Class M, 7.00%, 8/25/23	40		43,259
Series 1993-178, Class PK, 6.50%, 9/25/23	87		92,646
Series 1994-40, Class Z, 6.50%, 3/25/24	105		114,098
Series 1994-42, Class K, 6.50%, 4/25/24	429		464,492
Series 1994-82, Class Z, 8.00%, 5/25/24	131		143,945
Series 2000-49, Class A, 8.00%, 3/18/27	161		181,776
Series 2001-81, Class HE, 6.50%, 1/25/32	360		419,634
Series 2002-1, Class G, 7.00%, 7/25/23	50		53,528
Series 2012-35, Class GE, 3.00%, 5/25/40	908		918,259
Series 2012-133, Class WS, 3.649%, (3.79% - 1 mo. USD LIBOR x 0.83), 12/25/42(1)	1,044		1,063,874
Series 2012-134, Class ZT, 2.00%, 12/25/42	2,748		2,674,090

Security	Principal Amount (000’s omitted)	Value
Series 2013-6, Class TY, 1.50%, 2/25/43	$795	$773,362
Series 2013-52, Class MD, 1.25%, 6/25/43	2,003	1,989,092
Series 2013-58, Class KS, 5.668%, (5.93% - 1 mo. USD LIBOR x 1.50), 6/25/43(1)	4,211	4,263,818
Series 2013-58, Class SC, 5.743%, (6.00% - 1 mo. USD LIBOR x 1.50), 6/25/43(1)	2,181	2,243,255
Series 2013-122, Class ES, 1.172%, (1 mo. USD LIBOR + 1.00%), 7/25/43(2)	1,394	1,425,709
Series 2016-60, Class ZJ, 3.00%, 9/25/46	161	161,517
Series 2016-89, Class ZH, 3.00%, 12/25/46	1,472	1,481,182
Series 2017-75, Class Z, 3.00%, 9/25/57	2,062	2,060,703
Series 2017-76, Class Z, 3.00%, 10/25/57	275	275,214
Series 2017-110, Class Z, 3.00%, 2/25/57	15	14,724
Series 2018-18, Class QD, 4.50%, 5/25/45	2,183	2,259,571
Series 2019-1, Class FH, 1.171%, (1 mo. USD LIBOR + 1.00%), 2/25/49(2)	1,121	1,120,062
Series 2019-44, Class MZ, 3.00%, 3/25/49	426	440,471
Series 2019-57, Class UZ, 3.50%, 10/25/49	816	816,213
Series 2019-57, Class Z, 3.50%, 10/25/49	425	425,129
Series 2019-61, Class DZ, 3.50%, 11/25/49	145	144,702
Series 2019-67, Class EZ, 3.00%, 11/25/49	718	718,913
Series 2019-71, Class AZ, 3.50%, 11/25/49	571	572,031
Series 2019-71, Class DZ, 3.50%, 11/25/49	694	694,372
Series 2019-81, Class CZ, 3.50%, 1/25/50	28	27,978
Series 2019-81, Class ZL, 3.50%, 1/25/50	547	547,084
Series 2020-9, Class ZC, 3.50%, 2/25/50	2,170	2,190,426
Series 2020-10, Class LZ, 3.50%, 3/25/50	156	156,333
Series 2020-11, Class AZ, 3.00%, 3/25/50	1,548	1,547,790
Series 2020-11, Class ZA, 3.50%, 3/25/50	1,890	1,890,898
Series 2020-23, Class CZ, 3.00%, 2/25/50	4,044	4,050,417
Series 2020-23, Class ZC, 3.00%, 2/25/50	3,588	3,604,914
Series 2020-24, Class BZ, 3.00%, 4/25/50	1,793	1,801,302
Series 2020-25, Class Z, 3.00%, 4/25/50	963	968,178
Series 2020-32, Class ZA, 3.50%, 5/25/50	4,318	4,331,870
Series 2020-36, Class ZN, 2.50%, 6/25/50	1,809	1,805,879
Series 2020-40, Class KZ, 3.50%, 6/25/50	886	887,950
Series 2020-41, Class Z, 2.50%, 6/25/50	767	766,009
Series 2020-41, Class ZC, 3.00%, 6/25/50	502	502,075
Series 2020-45, Class HZ, 2.50%, 7/25/50	1,997	2,010,821
Series 2020-45, Class JZ, 2.50%, 7/25/50	1,060	1,066,919
Series 2020-45, Class MA, 3.063%, (3.20% - 1 mo. USD LIBOR x 0.80), 6/25/43(1)	1,402	1,400,330
Series 2020-45, Class NZ, 2.50%, 7/25/50	1,973	1,981,174
Series 2020-46, Class KZ, 2.50%, 7/25/50	2,998	3,013,149
Series 2020-46, Class QZ, 2.50%, 3/15/48	1,258	1,260,564
Series 2020-46, Class ZJ, 3.00%, 7/25/50	1,430	1,441,812
Series 2020-56, Class Z, 3.00%, 8/25/50	1,000	1,002,717
Series 2020-56, Class ZA, 2.50%, 8/25/50	1,000	1,000,040
Interest Only:(3)
Series 2017-66, Class TI, 0.05%, (6.05% - 1 mo. USD LIBOR, 0.05% cap), 10/25/42(1)	33,661	76,795
Series 2018-21, Class IO, 3.00%, 4/25/48	10,154	666,481
Series 2019-1, Class SA, 5.228%, (5.40% - 1 mo. USD LIBOR), 2/25/49(1)	8,143	1,102,581
Series 2020-23, Class SP, 5.878%, (6.05% - 1 mo. USD LIBOR), 2/25/50(1)	5,892	896,587
Series 2020-45, Class HI, 2.50%, 7/25/50	5,184	503,391
Series 2020-45, Class IJ, 2.50%, 7/25/50	9,474	881,839
Principal Only:(4)
Series 379, Class 1, 0.00%, 5/25/37	1,678	1,627,155
Series 2014-9, Class DO, 0.00%, 2/25/43	984	921,265

Security	Principal Amount (000’s omitted)	Value
Series 2014-17, Class PO, 0.00%, 4/25/44	$2,201	$2,024,162

		$76,224,081

Government National Mortgage Association:
Series 2011-156, Class GA, 2.00%, 12/16/41	$478	$484,171
Series 2015-62, Class PQ, 3.00%, 5/20/45	437	504,963
Series 2016-101, Class ZU, 3.00%, 7/20/46	110	111,664
Series 2016-168, Class JS, 4.273%, (4.46% - 1 mo. USD LIBOR x 1.12), 11/20/46(1)	1,816	1,866,539
Series 2017-137, Class AF, 0.687%, (1 mo. USD LIBOR + 0.50%), 9/20/47(2)	3,126	3,127,504
Series 2019-97, Class ZC, 3.50%, 8/20/49	1,600	1,601,574
Series 2019-108, Class KZ, 3.50%, 8/20/49	1,295	1,302,671
Series 2019-110, Class Z, 3.50%, 9/20/49	2,279	2,284,618
Series 2019-110, Class ZD, 3.50%, 9/20/49	1,097	1,098,452
Series 2019-111, Class DZ, 3.50%, 4/20/48	41	41,036
Series 2019-123, Class PZ, 3.50%, 10/20/49	1,396	1,400,838
Series 2019-125, Class AZ, 3.50%, 10/20/49	346	345,891
Series 2019-125, Class BZ, 3.50%, 10/20/49	732	733,412
Series 2019-126, Class ZA, 3.50%, 10/20/49	680	681,069
Series 2019-133, Class Z, 3.50%, 10/20/49	246	246,041
Series 2019-143, Class KZ, 3.50%, 11/20/49	1,327	1,330,466
Series 2019-148, Class Z, 3.00%, 3/20/49	558	557,767
Series 2019-151, Class EZ, 3.50%, 12/20/49	791	792,151
Series 2019-151, Class ZC, 3.50%, 12/20/49	370	370,154
Series 2019-152, Class BZ, 4.00%, 12/20/49	745	746,109
Series 2019-152, Class NU, 3.50%, 12/20/49	1,021	1,025,052
Series 2020-9, Class EZ, 3.50%, 1/20/50	2,832	2,845,114
Series 2020-15, Class EZ, 3.50%, 2/20/50	1,015	1,016,328
Series 2020-15, Class PZ, 3.50%, 2/20/50	1,442	1,445,644
Series 2020-16, Class UZ, 3.50%, 2/20/50	1,898	1,903,123
Series 2020-16, Class ZM, 3.50%, 2/20/50	703	703,314
Series 2020-17, Class CZ, 3.00%, 2/20/50	925	925,524
Series 2020-17, Class EZ, 3.50%, 2/20/50	3,133	3,145,575
Series 2020-17, Class ZC, 3.50%, 2/20/50	1,430	1,434,105
Series 2020-21, Class GZ, 3.50%, 2/20/50	1,015	1,022,337
Series 2020-21, Class LZ, 3.50%, 2/20/50	432	431,606
Series 2020-30, Class MZ, 3.00%, 3/20/50	1,894	1,897,265
Series 2020-31, Class ZH, 3.00%, 3/20/50	2,009	2,012,776
Series 2020-32, Class KS, 3.50%, 3/20/50	1,961	1,973,110
Series 2020-33, Class PZ, 3.00%, 3/20/50	2,845	2,856,938
Series 2020-34, Class DZ, 3.00%, 3/20/50	1,009	1,010,010
Series 2020-47, Class ZD, 3.00%, 4/20/50	1,501	1,511,163
Series 2020-47, Class ZL, 3.50%, 4/20/50	1,961	1,978,569
Series 2020-51, Class ZC, 3.00%, 4/20/50	999	1,000,153
Series 2020-55, Class NZ, 3.00%, 4/20/50	1,511	1,519,827
Series 2020-61, Class AZ, 3.00%, 5/20/50	1,490	1,492,428
Series 2020-61, Class CS, 2.50%, 5/20/50	1,000	998,027
Series 2020-61, Class ZA, 3.00%, 5/20/50	2,008	2,023,026
Series 2020-61, Class ZD, 2.50%, 5/20/50	716	713,594
Series 2020-63, Class UZ, 3.00%, 5/20/50	964	968,446
Series 2020-84, Class BZ, 2.50%, 6/20/50	3,120	3,130,886
Series 2020-85, Class AZ, 3.00%, 6/20/50	999	1,001,085
Series 2020-85, Class CS, 2.50%, 6/20/50	2,000	2,027,537

Security	Principal Amount (000’s omitted)	Value
Series 2020-85, Class ZA, 3.00%, 6/20/50	$1,740	$1,742,957
Series 2020-97, Class XZ, 2.50%, 7/20/50	3,316	3,293,242
Series 2020-97, Class ZB, 3.00%, 7/20/50	982	983,748
Interest Only:(3)
Series 2013-66, Class IE, 0.05%, (6.75% - 1 mo. USD LIBOR, 0.05% cap), 7/20/42(1)	12,518	33,625
Series 2014-94, Class IC, 0.10%, (6.40% - 1 mo. USD LIBOR, 0.10% cap), 9/20/35(1)	19,570	84,226
Series 2014-100, Class VI, 0.15%, (6.60% - 1 mo. USD LIBOR, 0.15% cap), 5/20/40(1)	8,545	48,267
Series 2014-139, Class BI, 0.25%, (6.65% - 1 mo. USD LIBOR, 0.25% cap), 11/20/37(1)	9,152	78,354
Series 2018-127, Class SG, 6.063%, (6.25% - 1 mo. USD LIBOR), 9/20/48(1)	9,715	1,288,432
Series 2019-27, Class SA, 5.863%, (6.05% - 1 mo. USD LIBOR), 2/20/49(1)	9,671	1,393,730
Series 2019-38, Class SQ, 5.863%, (6.05% - 1 mo. USD LIBOR), 3/20/49(1)	7,172	1,114,638
Series 2019-43, Class BS, 5.863%, (6.05% - 1 mo. USD LIBOR), 4/20/49(1)	12,115	1,738,370
Series 2020-32, Class KI, 3.50%, 3/20/50	9,804	973,662
Series 2020-65, Class MI, 2.50%, 12/20/49	4,798	281,379
Series 2020-97, Class MI, 2.50%, 3/20/50	3,003	256,063

		$76,950,345

Total Collateralized Mortgage Obligations (identified cost $229,014,945)		$221,148,897

Mortgage Pass-Throughs — 43.3%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
2.825%, (COF + 1.25%), with maturity at 2035(6)	$1,916	$1,940,482
2.839%, (COF + 1.25%), with maturity at 2034(6)	546	554,837
3.00%, with various maturities to 2050	9,214	9,832,415
3.50%, with maturity at 2050	3,550	3,778,640
3.643%, (1 yr. CMT + 2.23%), with maturity at 2036(6)	1,100	1,159,570
3.838%, (1 yr. CMT + 2.25%), with maturity at 2038(6)	940	986,236
4.50%, with various maturities to 2048	3,922	4,233,896
5.50%, with maturity at 2032	95	105,356
6.00%, with maturity at 2033	126	149,040
6.50%, with various maturities to 2028	671	704,719
6.87%, with maturity at 2024	17	17,178
7.00%, with various maturities to 2025	510	533,449
7.09%, with maturity at 2023	72	72,803
7.25%, with maturity at 2022	34	34,491
7.31%, with maturity at 2027	8	9,178
7.50%, with various maturities to 2024	105	109,977
7.78%, with maturity at 2022	2	2,402
8.00%, with various maturities to 2026	72	74,810
8.50%, with various maturities to 2025	23	24,072
9.00%, with various maturities to 2027	14	14,974
9.50%, with various maturities to 2026	17	17,769

		$24,356,294

Federal National Mortgage Association:
1.99%, (COF + 1.25%), with various maturities to 2044(6)	$784	$781,432
2.134%, (COF + 1.25%), with maturity at 2025(6)	220	219,767

Security	Principal Amount (000’s omitted)		Value
2.143%, (COF + 1.25%), with maturity at 2035(6)	$383		$382,289
2.239%, (COF + 1.25%), with various maturities to 2033(6)	714		711,734
2.50%, with maturity at 2050	3,000		3,156,561
2.50%, with maturity at 2050(7)	15,065		15,830,826
2.50%, 30-Year, TBA(8)	25,000		26,176,759
2.90%, (COF + 1.25%), with maturity at 2036(6)	316		317,614
3.00%, with various maturities to 2050	21,025		22,287,216
3.279%, (COF + 1.25%), with maturity at 2036(6)	236		239,589
3.37%, (COF + 1.25%), with maturity at 2034(6)	932		953,719
3.403%, (COF + 2.38%), with maturity at 2027(6)	243		244,890
3.426%, (COF + 1.25%), with maturity at 2035(6)	853		869,509
3.50%, with various maturities to 2050	4,891		5,215,705
3.726%, (COF + 1.79%), with maturity at 2036(6)	4,447		4,587,118
3.778%, (COF + 1.25%), with maturity at 2034(6)	794		808,772
3.834%, (1 yr. CMT + 2.12%), with maturity at 2040(6)	379		395,946
3.885%, (COF + 1.73%), with maturity at 2035(6)	1,024		1,061,665
3.986%, (COF + 1.25%), with maturity at 2036(6)	66		68,783
4.424%, (COF + 1.87%), with maturity at 2034(6)	1,496		1,542,238
4.50%, with various maturities to 2049	7,467		8,032,919
5.00%, with maturity at 2027	53		57,627
5.50%, with maturity at 2030	144		158,579
6.00%, with various maturities to 2032	409		459,750
6.421%, with maturity at 2025(9)	42		44,846
6.445%, (COF + 1.75%), with maturity at 2021(6)	2		1,938
7.00%, with various maturities to 2024	308		324,353
7.50%, with maturity at 2026	21		22,647
7.875%, with maturity at 2021	12		12,522
8.016%, with maturity at 2030(9)	3		2,786
8.25%, with maturity at 2025	23		24,720
8.50%, with various maturities to 2037	214		241,896
9.00%, with various maturities to 2026	29		31,846
9.50%, with various maturities to 2030	12		13,858
9.506%, with maturity at 2025(9)	0	(5)	10
9.949%, with maturity at 2023(9)	1		788
10.00%, with maturity at 2021(9)	0	(5)	7
11.00%, with maturity at 2021(9)	0	(5)	4

			$95,283,228

Government National Mortgage Association:
3.00%, with maturity at 2050	$20,000		$21,198,050
3.00%, with maturity at 2050(7)	5,000		5,299,513
3.00%, 30-Year, TBA(8)	10,000		10,536,366
3.125%, (1 yr. CMT + 1.50%), with various maturities to 2027(6)	172		177,195
3.50%, with maturity at 2050	1,601		1,737,986
4.00%, with various maturities to 2049	4,300		4,578,926
4.50%, with various maturities to 2049	3,922		4,256,034
7.50%, with maturity at 2025	122		129,600
9.50%, with various maturities to 2025	13		14,200

			$47,927,870

Total Mortgage Pass-Throughs (identified cost $166,118,571)			$167,567,392

U.S. Government Guaranteed Small Business Administration Pools & Loans — 1.3%(10) (11)

Security	Principal Amount (000’s omitted)	Value
0.16%, 7/15/37 to 5/15/42	$578	$3,396
0.23%, 4/15/37 to 12/15/37	1,616	11,550
0.41%, 6/15/42 to 7/15/42	227	3,813
0.48%, 3/15/37 to 12/15/37	2,970	44,416
0.66%, 5/15/42 to 7/15/42	213	5,786
0.73%, 3/15/37 to 10/15/42	2,228	53,687
0.91%, 5/15/42	656	24,618
0.98%, 9/15/37 to 11/15/37	3,273	102,098
1.23%, 8/15/37 to 12/15/37	2,537	99,050
1.61%, 5/15/42	3,143	203,557
1.86%, 9/15/42 to 1/15/43	10,101	778,968
1.89%, 11/15/42	1,503	117,517
2.11%, 10/15/42 to 12/15/42	4,003	349,879
2.36%, 9/15/42 to 1/15/43	12,120	1,196,402
2.61%, 1/15/43	3,607	397,726
2.86%, 11/15/42 to 2/15/43	8,748	1,070,413
3.11%, 12/15/42	2,929	385,556

Total U.S. Government Guaranteed Small Business Administration Pools & Loans (identified cost $6,140,952)		$4,848,432

Asset-Backed Securities — 2.7%

Security	Principal Amount (000’s omitted)	Value
Invitation Homes Trust:
Series 2018-SFR3, Class E, 2.181%, (1 mo. USD LIBOR + 2.00%), 7/17/37(2) (12)	$3,000	$2,921,627
NRZ Excess Spread-Collateralized Notes:
Series 2018-PLS1, Class D, 4.374%, 1/25/23(12)	3,204	3,141,078
PNMAC GMSR Issuer Trust:
Series 2018-GT1, Class A, 3.022%, (1 mo. USD LIBOR + 2.85%), 2/25/23(2) (12)	4,000	3,930,780
Series 2018-GT2, Class A, 2.822%, (1 mo. USD LIBOR + 2.65%), 8/25/25(2) (12)	430	411,335

Total Asset-Backed Securities (identified cost $10,755,602)		$10,404,820

Short-Term Investments — 7.7%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.22%(13)	29,783,933	$29,780,955

Total Short-Term Investments (identified cost $29,780,985)		$29,780,955

Total Investments — 112.2% (identified cost $441,811,055)		$433,750,496

TBA Sale Commitments — (2.7)%

Mortgage Pass-Throughs — (2.7)%
Security	Principal Amount (000’s omitted)	Value
Federal National Mortgage Association, 3.00%, 30-Year, TBA(8)	$(10,000)	$(10,539,453)

Total Mortgage Pass-Throughs (identified cost $10,494,531)		$(10,539,453)

Total TBA Sale Commitments (identified cost $10,494,531)		$(10,539,453)

Other Assets, Less Liabilities — (9.4)%		$(36,516,285)

Net Assets — 100.0%		$386,694,758

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at July 31, 2020.

(2)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2020.

(3)

Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(4)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.

(5)	Principal amount is less than $500.

(6)

Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at July 31, 2020.

(7)	When-issued security.

(8)

TBA (To Be Announced) securities are purchased or sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.

(9)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2020.

(10)

Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.

(11)	Securities comprise a trust that is wholly-owned by the Fund and may only be sold on a pro rata basis with all securities in the trust.

(12)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2020, the aggregate value of these securities is $10,404,820 or 2.7% of the Fund’s net assets.

(13)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2020.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation
Interest Rate Futures
U.S. 10-Year Treasury Note	145	Long	9/21/20	$20,311,328	$180,919

					$180,919

Abbreviations:

CMT	-	Constant Maturity Treasury

COF	-	Cost of Funds 11th District

LIBOR	-	London Interbank Offered Rate

TBA	-	To Be Announced

Currency Abbreviations:

USD	-	United States Dollar

At July 31, 2020, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund utilizes futures contracts to enhance total return, to change the overall duration of the portfolio and to hedge against fluctuations in securities prices due to changes in interest rates.

At July 31, 2020, the value of the Fund’s investment in affiliated funds was $29,780,955, which represents 7.7% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended July 31, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$9,556	$302,273,110	$(272,496,169)	$(5,512)	$(30)	$29,780,955	$43,471	29,783,933

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2020, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$—	$221,148,897	$—	$221,148,897
Mortgage Pass-Throughs	—	167,567,392	—	167,567,392
U.S. Government Guaranteed Small Business Administration Pools & Loans	—	4,848,432	—	4,848,432
Asset-Backed Securities	—	10,404,820	—	10,404,820
Short-Term Investments	—	29,780,955	—	29,780,955
Total Investments	$—	$433,750,496	$—	$433,750,496
Futures Contracts	$180,919	$—	$—	$180,919
Total	$180,919	$433,750,496	$—	$433,931,415

Liability Description
TBA Sale Commitments	$—	$(10,539,453)	$—	$(10,539,453)
Total	$—	$(10,539,453)	$—	$(10,539,453)

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.